Note 12 - Financial Instruments (Details) - CAD		May 31, 2017	Nov. 30, 2016
Note 12 - Financial Instruments Details
Convertible debenture, carrying value	[1]	CAD 1,267,841	CAD 1,494,764
Convertible debenture, fair value	[1]	CAD 1,286,133	CAD 1,500,000

[1]	The Company calculates the interest rate for the Debenture and due to related parties based on the Company's estimated cost of raising capital and uses the discounted cash flow model to calculate the fair value of the Debenture and the amounts due to related parties.